iShares
®
U.S. Financial Services ETF
Schedule of Investments
(unaudited)
July 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  37 .1%
Bank of America Corp. ..................... 2,368,990 $ 75,807,680
Bank OZK ............................. 37,049 1,620,153
BOK Financial Corp. ....................... 9,889 880,912
Citigroup, Inc. ........................... 665,185 31,702,717
Citizens Financial Group, Inc. ................ 165,479 5,338,353
Comerica, Inc. ........................... 45,172 2,437,481
Commerce Bancshares, Inc. ................. 38,969 2,072,371
Cullen/Frost Bankers, Inc. ................... 22,070 2,396,361
East West Bancorp, Inc. .................... 48,461 3,014,759
Fifth Third Bancorp ....................... 233,006 6,780,475
First Citizens BancShares, Inc. , Class A
(a)
........ 4,062 5,813,941
First Financial Bankshares, Inc. ............... 44,400 1,446,996
First Horizon Corp. ........................ 184,414 2,513,563
FNB Corp. ............................. 123,831 1,583,799
Glacier Bancorp, Inc. ...................... 38,103 1,245,968
Home BancShares, Inc. .................... 64,631 1,571,180
Huntington Bancshares, Inc. ................. 493,363 6,038,763
JPMorgan Chase & Co. .................... 998,515 157,725,429
KeyCorp ............................... 320,134 3,940,850
M&T Bank Corp. ......................... 56,747 7,936,635
New York Community Bancorp, Inc. ............ 247,285 3,429,843
Pinnacle Financial Partners, Inc. ............... 26,331 1,998,523
PNC Financial Services Group, Inc. (The) ........ 136,371 18,667,826
Popular, Inc. ............................ 24,666 1,789,518
Prosperity Bancshares, Inc. .................. 32,351 2,048,465
Regions Financial Corp. .................... 320,620 6,531,029
SouthState Corp. ......................... 25,989 2,018,566
Synovus Financial Corp. .................... 50,210 1,702,119
Truist Financial Corp. ...................... 455,102 15,118,488
U.S. Bancorp ........................... 476,643 18,913,194
UMB Financial Corp. ...................... 15,084 1,070,964
United Bankshares, Inc. .................... 46,130 1,542,587
Valley National Bancorp .................... 144,817 1,485,822
Webster Financial Corp. .................... 59,892 2,834,089
Wells Fargo & Co. ........................ 1,282,096 59,181,551
Western Alliance Bancorp ................... 37,651 1,955,970
Wintrust Financial Corp. .................... 20,926 1,765,317
Zions Bancorp NA ........................ 50,923 1,947,805
465,870,062
a
Capital Markets  —  35 .1%
Affiliated Managers Group, Inc. ............... 12,389 1,717,611
Ameriprise Financial, Inc. ................... 35,597 12,403,775
Ares Management Corp. , Class A .............. 54,899 5,447,079
Bank of New York Mellon Corp. (The) ........... 245,419 11,132,206
BlackRock, Inc.
(b)
......................... 51,172 37,808,432
Blackstone, Inc. , NVS ...................... 241,262 25,281,845
Blue Owl Capital, Inc. , Class A ................ 122,352 1,507,377
Carlyle Group, Inc. (The) .................... 74,451 2,654,178
Cboe Global Markets, Inc. ................... 36,073 5,038,677
Charles Schwab Corp. (The) ................. 507,778 33,564,126
CME Group, Inc. , Class A ................... 122,911 24,454,373
Coinbase Global, Inc. , Class A
(c)
............... 56,880 5,608,937
FactSet Research Systems, Inc. ............... 13,095 5,696,849
Federated Hermes, Inc. , Class B .............. 29,322 991,963
Franklin Resources, Inc. .................... 97,784 2,859,204
Goldman Sachs Group, Inc. (The) ............. 113,594 40,424,697
Houlihan Lokey, Inc. , Class A ................. 17,317 1,729,102
Interactive Brokers Group, Inc. , Class A
(a)
......... 35,285 3,081,439
Intercontinental Exchange, Inc. ............... 191,301 21,961,355
Invesco Ltd. ............................ 156,931 2,636,441
Janus Henderson Group PLC ................ 45,335 1,330,582
Security Shares Value
a
Capital Markets (continued)
Jefferies Financial Group, Inc. ................ 64,032 $ 2,355,737
KKR & Co., Inc. .......................... 197,605 11,733,785
Lazard Ltd. , Class A ....................... 38,584 1,354,298
LPL Financial Holdings, Inc. .................. 26,539 6,086,985
MarketAxess Holdings, Inc. .................. 12,845 3,458,131
Moody's Corp. ........................... 53,922 19,020,985
Morgan Stanley .......................... 445,115 40,754,729
Morningstar, Inc. ......................... 8,623 1,987,429
MSCI, Inc. , Class A ....................... 27,357 14,993,825
Nasdaq, Inc. ............................ 115,950 5,854,315
Northern Trust Corp. ....................... 71,204 5,704,864
Raymond James Financial, Inc.
(a)
.............. 65,265 7,183,718
Robinhood Markets, Inc. , Class A
(c)
............. 178,334 2,293,375
S&P Global, Inc. ......................... 112,074 44,214,314
SEI Investments Co. ....................... 34,741 2,188,336
State Street Corp. ........................ 114,318 8,281,196
Stifel Financial Corp. ...................... 36,389 2,312,157
T Rowe Price Group, Inc. ................... 76,733 9,458,110
TPG, Inc. , Class A ........................ 18,121 533,301
Tradeweb Markets, Inc. , Class A ............... 39,287 3,213,284
Virtu Financial, Inc. , Class A .................. 30,911 573,708
440,886,830
a
Consumer Finance  —  6 .0%
Ally Financial, Inc. ........................ 103,041 3,146,872
American Express Co. ..................... 203,167 34,310,843
Capital One Financial Corp. .................. 130,460 15,266,429
Credit Acceptance Corp.
(a) (c)
.................. 2,077 1,156,058
Discover Financial Services .................. 86,814 9,163,218
FirstCash Holdings, Inc. .................... 12,683 1,208,436
OneMain Holdings, Inc. ..................... 41,434 1,884,418
SLM Corp. ............................. 82,809 1,339,850
SoFi Technologies, Inc.
(a) (c)
................... 283,671 3,248,033
Synchrony Financial ....................... 146,487 5,059,661
75,783,818
a
Financial Services  —  21 .2%
Apollo Global Management, Inc. ............... 147,358 12,040,622
Equitable Holdings, Inc. .................... 113,357 3,252,212
Essent Group Ltd. ........................ 36,831 1,826,818
Mastercard, Inc. , Class A
(a)
.................. 285,912 112,729,384
MGIC Investment Corp. .................... 97,738 1,636,134
Radian Group, Inc. ........................ 53,958 1,453,089
Rocket Companies, Inc. , Class A
(c)
............. 43,713 477,783
TFS Financial Corp. ....................... 16,978 246,351
UWM Holdings Corp. , Class A
(a)
............... 33,804 221,754
Visa, Inc. , Class A ........................ 552,930 131,448,049
265,332,196
a
Insurance  —  0 .3%
Fidelity National Financial, Inc. ................ 92,817 3,635,642
a
Total Long-Term Investments — 99.7%
(Cost: $ 1,355,391,712 ) ............................... 1,251,508,548

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
U.S. Financial Services ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.42%
(b) (d) (e)
..................... 4,908,724 $ 4,909,707
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.22%
(b) (d)
............................ 1,025,883 1,025,883
a
Total Short-Term Securities — 0.5%
(Cost: $ 5,935,704 ) .................................. 5,935,590
Total Investments — 100.2%
(Cost: $ 1,361,327,416 ) ............................... 1,257,444,138
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (2,508,100)
Net Assets — 100.0% ................................. $ 1,254,936,038
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
Non-income producing security.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 10,173,755  $ —  $ (5,263,807)
(a)
$ 1,459  $ (1,700) $ 4,909,707  4,908,724  $ 26,526
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,545,343  —  (519,460)
(a)
—  —  1,025,883  1,025,883  29,090  —
BlackRock, Inc. .. 35,714,552  2,033,460  (3,332,876) (37,287) 3,430,583  37,808,432  51,172  258,300  —
$ (35,828) $ 3,428,883
$ 43,744,022
$ 313,916  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financials Select Sector Index ........................................................ 29 09/15/23 $ 3,173 $ 126,497

iShares
®
U.S. Financial Services ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2023
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,251,508,548  $ —  $ —  $ 1,251,508,548
Short-Term Securities
Money Market Funds ...................................... 5,935,590  —  —  5,935,590
$ 1,257,444,138  $ —  $ —  $ 1,257,444,138
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 126,497  $ —  $ —  $ 126,497
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares